Share-based compensation, Options Activity (Details) - Options [Member] shares in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2024 € / shares shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2024 USD ($) shares
Number of Options [Roll Forward]
Outstanding at beginning of period (in shares) | shares	450
Granted (in shares) | shares	0
Exercised (in shares) | shares	0
Forfeited or expired (in shares) | shares	0
Outstanding at end of year (in shares) | shares	450	450
Exercisable at end of year (in shares) | shares			0
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in euros per share) | € / shares	€ 1
Granted (in euros per share) | € / shares	1
Exercised (in euros per share) | € / shares	1
Forfeited or expired (in euros per share) | € / shares	1
Outstanding at end of year (in euros per share) | € / shares	1	€ 1
Exercisable at end of year (in euros per share) | € / shares	€ 0	€ 0
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value [Abstract]
Outstanding, weighted average remaining contractual term	4 years 6 months
Outstanding, aggregate intrinsic value | $			$ 2,015
Exercisable, aggregate intrinsic value | $			0
Unrecognized Compensation Cost [Abstract]
Unrecognized compensation cost related to nonvested share-based compensation arrangements | $			$ 815
Weighted-average period over which unrecognized compensation cost will be recognized		3 years 6 months